Revenue - Reconciliation of Disaggregation of Revenue (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total revenue by recognition model	$ 29,472	$ 8,753	$ 35,160	$ 48,399
Rocket Lab USA, Inc.
Disaggregation of Revenue [Line Items]
Total revenue by recognition model	29,472	8,753	35,160	48,399
Rocket Lab USA, Inc. | Launch Services [Member]
Disaggregation of Revenue [Line Items]
Total revenue by recognition model			33,085	48,399
Rocket Lab USA, Inc. | Space Systems [Member]
Disaggregation of Revenue [Line Items]
Total revenue by recognition model			2,075
Rocket Lab USA, Inc. | Point-in-time
Disaggregation of Revenue [Line Items]
Total revenue by recognition model	26,815	7,534	33,903	26,361
Rocket Lab USA, Inc. | Point-in-time | Launch Services [Member]
Disaggregation of Revenue [Line Items]
Total revenue by recognition model			31,993	26,361
Rocket Lab USA, Inc. | Point-in-time | Space Systems [Member]
Disaggregation of Revenue [Line Items]
Total revenue by recognition model			1,910
Rocket Lab USA, Inc. | Over time
Disaggregation of Revenue [Line Items]
Total revenue by recognition model	$ 2,657	$ 1,219	1,257	22,038
Rocket Lab USA, Inc. | Over time | Launch Services [Member]
Disaggregation of Revenue [Line Items]
Total revenue by recognition model			1,092	$ 22,038
Rocket Lab USA, Inc. | Over time | Space Systems [Member]
Disaggregation of Revenue [Line Items]
Total revenue by recognition model			$ 165